Cover page	12 Months Ended
Dec. 31, 2021 € / shares shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40484
Entity Registrant Name	Just Eat Takeaway.com N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Oosterdoksstraat 80,
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Accounting Standard	International Financial Reporting Standards
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	212,621,200
Entity Central Index Key	0001792627
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Entity Address, Postal Zip Code	1011
Auditor Name	Deloitte Accountants B.V.
Auditor Firm ID	24362853
Auditor Location	Amsterdam
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Oosterdoksstraat 80,
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Contact Personnel Name	Sophie Versteege
City Area Code	(0)20
Local Phone Number	210 7000
Entity Address, Postal Zip Code	1011
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.04 per share
Trading Symbol	GRUB
Security Exchange Name	NASDAQ
Entity Listing, Par Value Per Share | € / shares	€ 0.04
American Depositary Shares (“ADSs”)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one fifth of one ordinary share
Trading Symbol	GRUB
Security Exchange Name	NASDAQ
Number of Shares Represented by One Depositary Receipt	0.2